Summary of Significant Accounting Policies (Details) - Schedule of earnings per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share [Line Items]
Net loss	$ (385,450,000)	$ (84,033,000)
Accretion of temporary equity to redemption value	(11,857,000)	(13,366,548,000)	$ (13,376,606)
Net loss including accretion of temporary equity to redemption value	$ (397,307,000)	$ (13,450,581,000)	$ (14,358,490)
Weighted-average shares outstanding (in Shares)	12,527,229,000	11,872,698,000	12,104,523,000	11,780,078,000
Redeemable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share [Line Items]
Allocation of net loss including accretion of temporary equity	$ (302,628,000)	$ (5,492,495,000)	$ (10,451,084)
Accretion of temporary equity to redemption value	11,857,000	13,366,548,000	(13,376,606)
Allocation of net income (loss)	$ (290,771,000)	$ 7,874,053,000	$ 2,925,522
Weighted-average shares outstanding (in Shares)	13,300,000	2,306,667	10,589,315
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)	$ 3.41
Non-redeemable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share [Line Items]
Allocation of net loss including accretion of temporary equity	$ (94,679,000)	$ (7,958,086,000)
Accretion of temporary equity to redemption value
Allocation of net income (loss)	$ (94,679,000)	$ (7,958,086,000)
Weighted-average shares outstanding (in Shares)	4,161,000	3,342,133
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)	$ (2.38)